AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
GROUP IMMEDIATE VARIABLE ANNUITY CONTRACTS
SUPPLEMENT DATED MARCH 11, 2009
TO STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2008

          Effective March 11, 2009, AIG Life Insurance Company ("AIG Life") is amending the Statement of Additional Information ("SAI") for the sole purpose of incorporating certain financial information of American International Group, Inc. ("AIG"), the parent company of AIG Life into the SAI.

          Beginning on page 9 of the April 30, 2008 SAI, under "Financial Statements", delete the paragraph under the subsection titled "Incorporation of AIG Financial Information" and replace it with the following new paragraph:

          We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, filed on March 2, 2009, in reliance on the report of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.